STOCK OPTIONS (DETAILS) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Stock Option [Line Items]
Number of stock options Outstanding, beginning	25,000	25,000	80,000
Number of stock options Exercised	(18,000)
Number of stock options Lapsed/cancelled	(7,000)		(55,000)
Number of stock options Outstanding, ending	0	25,000	25,000	80,000
Weighted average exercise price, Outstanding, beginning	$ 1.65	$ 1.65	$ 3.29
Weighted average exercise price, Exercised	1.65
Weighted average exercise price, Lapsed/cancelled	1.65		4.03
Weighted average exercise price, Outstanding, ending	0	1.65	1.65	$ 3.29
Weighted average fair value per stock option, Outstanding, beginning	0.95	0.95	1.07
Weighted average fair value per stock option, exercised	0.95
Weighted average fair value per stock option, Lapsed/cancelled	0.95		1.12
Weighted average fair value per stock option, Outstanding, ending	$ 0	$ 0.95	$ 0.95	$ 1.07
Weighted average remaining contractual life (years), Outstanding, beginning		1 year 7 months 10 days	1 year 7 months 10 days	11 months 23 days